Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2023
Basis Of Presentation Abstract
Schedule of New and Revised IFRSs

The Group has not applied the following new and revised IFRSs that have been issued but are not yet effective in the Consolidated Financial Statements.

Effective for accounting year beginning on or after
Amendments to IAS 1	Classification of Liabilities as current and non-current	January 1, 2024
Amendments to IFRS 16	Lease Liability in a Sale and Leaseback	January 1, 2024
Amendments to IAS 1	Non-current Liabilities with Covenants	January 1, 2024
Amendments to IAS 28 and IFRS 10	Sale or contribution of assets between an investor and its associate or joint venture	To be determined

Schedule of Principal Annual Rates of Property Plant and Equipment

Depreciation is calculated on the straight-line basis to write off the cost of each item of property, plant and equipment to its residual value over its estimated useful life. The principal annual rates used for this purpose are as follows:

Plant and machinery	10% to 19%
Office equipment	19% to 20%
Motor vehicles	19%
Electronic equipment	19% to 20%
Leasehold improvements	The shorter of remaining lease terms or estimated useful lives

Schedule of Estimated Useful Lives of The Right of Use Assets	Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease terms and the estimated useful lives of the assets as follows:
Offices	2 to 5 years
Office equipment	2 to 5 years